Schedule of Operating Lease Payments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
2025
Total lease payments
Less: imputed interest
Present value of operating lease liabilities			$ 711,389
Less: Current portion			711,389
Long-term potion of operating lease liabilities